Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Intangible Assets [Abstract]
INTANGIBLE ASSETS
NOTE 10 – INTANGIBLE ASSETS

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms. The Company’s land use right has a term of 50 years and expires on March 15, 2057. The Company amortizes the land use rights over the term of the respective land use right. For the three months ended March 31, 2014 and 2013, amortization of land use rights amounted to $20,440 and $19,914, respectively. At March 31, 2014 and December 31, 2013, intangible assets consisted of the following:

	Useful Life	March 31, 2014	December 31, 2013
Land use rights	50 years	$4,057,190	$4,091,385
Others	1 year	6,196	6,248
		4,063,386	4,097,633
Less: accumulated depreciation		(580,965)	(565,403)
		$3,482,421	$3,532,230

The estimated amortization expense of intangible assets over each of the next five years and thereafter will be $81,760.

NOTE 10 – INTANGIBLE ASSETS

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms. The Company’s land use right has a term of 50 years and expires on March 15, 2057. The Company amortizes the land use rights over the term of the respective land use right. For the years ended December 31, 2013 and 2012, amortization of land use rights amounted to $80,769 and $79,322, respectively. At December 31, 2013 and 2012, intangible assets consisted of the following:

		December 31,
	Useful Life	2013	2012
Land use rights	50 years	$4,091,385	$3,967,561
Others	1 year	6,248	6,059
		4,097,633	3,973,620
Less: accumulated depreciation		(565,403)	(468,941)
		$3,532,230	$3,504,679

The estimated amortization expense of intangible assets over each of the next five years and thereafter will be $87,500.